Loans and Allowance for Loan Losses (Detail 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Non-Accrual and Past Due Loans
Non-accrual loans, excluding purchased credit impaired loans	$ 323	$ 436	$ 1,117
Age analysis of past due loans, excluding purchased credit impaired loans, aggregated by class of loans
30-59 Days	299	556	315
60-89 Days		409	9
90 Days or Greater		541	1,695
Total Past Due	299	1,506	2,019
Total Current	615,196	601,804	493,251
Total Loans	615,495	603,310	495,270
Total 90 Days Past Due and Still Accruing			9
Construction and land
Non-Accrual and Past Due Loans
Non-accrual loans, excluding purchased credit impaired loans			76
Age analysis of past due loans, excluding purchased credit impaired loans, aggregated by class of loans
30-59 Days		12	19
90 Days or Greater		541	645
Total Past Due		553	664
Total Current	84,030	69,413	46,979
Total Loans	84,030	69,966	47,643
Farmland
Age analysis of past due loans, excluding purchased credit impaired loans, aggregated by class of loans
Total Current	10,156	10,528	11,656
Total Loans	10,156	10,528	11,656
1 - 4 family residential
Non-Accrual and Past Due Loans
Non-accrual loans, excluding purchased credit impaired loans			1,041
Age analysis of past due loans, excluding purchased credit impaired loans, aggregated by class of loans
30-59 Days	30	512	168
90 Days or Greater			1,041
Total Past Due	30	512	1,209
Total Current	113,362	105,276	85,699
Total Loans	113,392	105,788	86,908
Multi-family residential
Age analysis of past due loans, excluding purchased credit impaired loans, aggregated by class of loans
Total Current	9,540	9,964	11,862
Total Loans	9,540	9,964	11,862
Nonfarm nonresidential
Non-Accrual and Past Due Loans
Non-accrual loans, excluding purchased credit impaired loans		375
Age analysis of past due loans, excluding purchased credit impaired loans, aggregated by class of loans
60-89 Days		375
Total Past Due		375
Total Current	190,967	195,464	171,451
Total Loans	190,967	195,839	171,451
Commercial
Non-Accrual and Past Due Loans
Non-accrual loans, excluding purchased credit impaired loans	297	34
Age analysis of past due loans, excluding purchased credit impaired loans, aggregated by class of loans
30-59 Days	269	6	94
60-89 Days		34
Total Past Due	269	40	94
Total Current	203,792	207,061	160,729
Total Loans	204,061	207,101	160,823
Consumer
Non-Accrual and Past Due Loans
Non-accrual loans, excluding purchased credit impaired loans	26	27
Age analysis of past due loans, excluding purchased credit impaired loans, aggregated by class of loans
30-59 Days		26	34
60-89 Days			9
90 Days or Greater			9
Total Past Due		26	52
Total Current	3,349	4,098	4,875
Total Loans	3,349	4,124	4,927
Total 90 Days Past Due and Still Accruing			$ 9